SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2025. The significant accounting policies applied in the annual consolidated financial statements of the Company as of December 31, 2025, are applied consistently in these interim consolidated financial statements.

Recently issued accounting pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosure (Subtopic 220-40), Disaggregation of Income Statement Expenses, which requires disclosure of disaggregated information about certain expense captions presented in the Consolidated Statements of Operations as well as disclosure about selling expense. The guidance will be effective for the Company for annual periods beginning January 1, 2027, and interim periods beginning January 1, 2028, with early adoption permitted. It could be applied either prospectively or retrospectively. The Company is currently evaluating the impact on its financial statement disclosures.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which establish guidance on the recognition, measurement and presentation of a government grant received by a business entity. The guidance will be effective for the Company for annual periods beginning after December 15, 2028, and interim periods beginning January 1, 2029, with early adoption permitted. The Company is currently evaluating the impact on its financial statement disclosures.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which establish final guidance clarifying the current interim disclosure requirements. The guidance creates a comprehensive list of interim disclosures required under US GAAP and incorporates a disclosure principle that requires disclosures at interim periods when an event or change that has a material effect on an entity has occurred since the previous year end. The guidance will be effective for the Company for interim reporting periods within annual periods beginning after December 15, 2027. The Company is currently evaluating the impact on its financial statement disclosures.